NOTES RECEIVABLE (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other notes receivable	$ 5,918	$ 7,666	$ 6,754
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other notes receivable	23,600	23,100	33,700
Notes Receivable | IO Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other notes receivable	27,900	27,100	34,000
Other Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other notes receivable	$ 400	$ 600	$ 1,400
Minimum | IO Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate	0.00%	0.00%
Term of agreement	1 year	1 year
Maximum | IO Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate	8.55%	8.55%
Term of agreement	10 years	10 years